Pay vs Performance Disclosure - USD ($)	3 Months Ended	5 Months Ended		7 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2023	May 21, 2025	May 21, 2024	Dec. 31, 2025	Dec. 31, 2024	Oct. 01, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
2025 PAY VERSUS PERFORMANCE TABLE
The following table sets forth information regarding the Company’s performance and the “compensation actually paid” (CAP) to our NEOs, as calculated in accordance with SEC disclosure rules:

Year(1)	Summary Compensation Table Total for PEO(2)				Compensation Actually Paid to PEO(3)				Average Summary Compensation Table Total for non-PEO NEOs(2)	Average Compensation Actually Paid to non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based On:(4)		Net Income (in thousands)	Adjusted Earnings Before Interest and Taxes (in thousands)(5)
	Kurt Wolf	Lance Rosenzweig	Jason Dies	Marc Lautenbach	Kurt Wolf	Lance Rosenzweig	Jason Dies	Marc Lautenbach			Total Shareholder Return	Peer Group Total Shareholder Return
(a)	(b)				(c)				(d)	(e)	(f)	(g)	(h)	(i)
2025	$ 3,573,306	$ 1,079,813	n/a	n/a	$ 2,887,081	$ 5,892,844	n/a	n/a	$ 1,739,398	$ 1,543,092	$ 209	$ 80	$ 144,697	$ 475,441
2024	n/a	$ 10,465,392	$ 6,311,167	n/a	n/a	$ 8,624,129	$ 5,058,195	n/a	$ 2,311,287	$ 2,334,666	$ 139	$ 77	$ (203,597)	$ 392,690
2023	n/a	n/a	$ 2,712,791	$ 7,266,238	n/a	n/a	$ 2,794,637	$ 4,656,167	$ 1,808,904	$ 1,840,026	$ 81	$ 75	$ (385,627)	$ 171,595
2022	n/a	n/a	n/a	$ 7,023,960	n/a	n/a	n/a	$ 777,215	$ 1,617,341	$ 678,613	$ 67	$ 69	$ 36,940	$ 153,780
2021	n/a	n/a	n/a	$ 4,913,938	n/a	n/a	n/a	$ 6,871,285	$ 1,599,173	$ 1,747,398	$ 110	$ 107	$ (1,351)	$ 173,689

(1)
Mr. Wolf has served as the Principal Executive Officer (“PEO”) since May 22, 2025. Prior to this, Mr. Rosenzweig served as the PEO from May 22, 2024; first as Interim CEO and then as CEO as of October 25, 2024. Mr. Dies served as the PEO from October 2, 2023 through May 21, 2024. Mr. Lautenbach served as the PEO January 1, 2023 through October 1, 2023, and for the entirety of 2022 and 2021. Non-PEO NEOs for the applicable fiscal years are as follows:

2025: Paul Evans, Deborah Pfeiffer, Lauren Freeman-Bosworth, Todd Everett, Robert Gold, John Witek, James Fairweather, and Shemin Nurmohamed
- 2024: John Witek, James Fairweather, Shemin Nurmohamed, Deborah Pfeiffer, Ana Chadwick, Gregg Zegras, and Daniel Goldstein
- 2023: Ana Chadwick, Gregg Zegras, Daniel Goldstein, and James Fairweather
- 2022: Ana Chadwick, Jason Dies, Daniel Goldstein, and James Fairweather
- 2021: Ana Chadwick, Jason Dies, Gregg Zegras, James Fairweather, and Joseph Catapano
(2)
Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table for the applicable fiscal year in the case of Messrs. Wolf, Rosenzweig, Dies, and Lautenbach and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable fiscal year for our NEOs other than the listed PEOs.

The Company replaced PSUs with cash-settled CIUs for long-term incentive awards granted to executive officers during fiscal years 2020 through 2023. Under SEC disclosure rules, stock awards are reported as compensation in the year of grant, while cash-settled CIUs are reported in the year earned. As a result, year-to-year differences in reported compensation reflect the differing timing requirements applicable to each type of award rather than changes in the underlying value of compensation.
(3)
To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments made to 2025 amounts for Messrs. Wolf and Rosenzweig, and for the average compensation of the other NEOs, is set forth following the footnotes to this table.

(4)
In accordance with SEC rules, this column represents the annual change in the value of a $100 investment in Pitney Bowes Inc. and the indicated peer group from December 31, 2020 to the end of the indicated fiscal year, assuming the reinvestment of dividends.

Historical stock price performance is not necessarily indicative of future stock price performance. Total return for the peer group is based on market capitalization, weighted for each year.
Our peer group for the purposes of receiving NEO peer median pay levels and conducting pay practice reviews was approved by the Committee on October 25, 2024, and is further described in the Compensation Discussion and Analysis starting on page 39 of this proxy statement. As reported in our annual report on Form 10-K/A for the year ended December 31, 2025 our peer group is comprised of: ACCO Brands Corporation; Bread Financial Holdings, Inc.; Cimpress plc; CSG Systems International, Inc.; Deluxe Corporation; Diebold Nixdorf, Incorporated (included from 8/14/2023 when it emerged from bankruptcy); E2open Parent Holdings, Inc. (included from 6/15/2020 when it began trading through 8/4/2025 when it was acquired by WiseTech Global Ltd.); HNI Corporation; Matthews International Corporation; McGrath RentCorp; Quad/Graphics, Inc.; Sabre Corporation; TTEC Holdings, Inc.; and Unisys Corporation.
(5)
Adjusted EBIT is a non-GAAP measure. For a reconciliation and additional information regarding 2025, please see “Reconciliation of Reported Consolidated Results to Adjusted Measures” on page 89 of this Proxy Statement. Adjusted EBIT is the Company selected measure due to the Company’s strategic focus on profitable revenue growth. The Company selected measure may change from year to year.

Reconciliation of Compensation Actually Paid Adjustments:

Year	Summary Compensation Table Total ($)(a)	(Minus) Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans ($)(b)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($)(c)	(Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(d)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(f)	Plus Fair Value Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(g)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(h)	Minus Fair Value as of Prior Fiscal Year- End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(i)	Equals Compensation Actually Paid ($)
	Kurt Wolf
2025	3,573,306	-	-	3,100,007	2,239,975	0	0	173,807	0	2,887,081
	Lance Rosenzweig
2025	1,079,813	-	-	0	0	0	0	5,870,531	1,057,500	5,892,844
	Other NEOs (Average)(j)
2025	1,739,398	0	0	721,351	276,769	284,131	30,546	129,597	195,998	1,543,092

(a)	Represents Total Compensation as reported in the Summary Compensation Table for 2025. With respect to the “Other NEOs,” amounts shown represent averages.
(b)	Represents the aggregate change in the actuarial present value of the accumulated benefits under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for 2025.
(c)
Represents the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during 2025, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(d)	Represents the grant date fair value of the stock option and stock awards as reported in the Summary Compensation Table for 2025.
(e)
Represents the fair value as of December 31, 2025 of the outstanding and unvested option awards and stock awards granted during 2025, using year-end stock price, and otherwise computed in accordance with FASB ASC Topic 718.

(f)
Represents the change in fair value during 2025 of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of December 31, 2025, using year-end stock price, and otherwise computed in accordance with FASB ASC Topic 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of December 31, 2025.

(g)	Represents the fair value at vesting of the option awards and stock awards that were granted and vested during 2025, computed in accordance with FASB ASC Topic 718.
(h)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during 2025, using the closing stock price on the vesting date for RSUs and PSUs, and otherwise computed in accordance with FASB ASC Topic 718.

(i)
Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in 2025, using year-end stock price, and otherwise computed in accordance with FASB ASC Topic 718.

(j)	See footnote 1 above for the NEOs included in the average for 2025.

Company Selected Measure Name							Adjusted EBIT
Named Executive Officers, Footnote
(1)
Mr. Wolf has served as the Principal Executive Officer (“PEO”) since May 22, 2025. Prior to this, Mr. Rosenzweig served as the PEO from May 22, 2024; first as Interim CEO and then as CEO as of October 25, 2024. Mr. Dies served as the PEO from October 2, 2023 through May 21, 2024. Mr. Lautenbach served as the PEO January 1, 2023 through October 1, 2023, and for the entirety of 2022 and 2021. Non-PEO NEOs for the applicable fiscal years are as follows:

2025: Paul Evans, Deborah Pfeiffer, Lauren Freeman-Bosworth, Todd Everett, Robert Gold, John Witek, James Fairweather, and Shemin Nurmohamed
- 2024: John Witek, James Fairweather, Shemin Nurmohamed, Deborah Pfeiffer, Ana Chadwick, Gregg Zegras, and Daniel Goldstein
- 2023: Ana Chadwick, Gregg Zegras, Daniel Goldstein, and James Fairweather
- 2022: Ana Chadwick, Jason Dies, Daniel Goldstein, and James Fairweather
- 2021: Ana Chadwick, Jason Dies, Gregg Zegras, James Fairweather, and Joseph Catapano

Peer Group Issuers, Footnote
(4)
In accordance with SEC rules, this column represents the annual change in the value of a $100 investment in Pitney Bowes Inc. and the indicated peer group from December 31, 2020 to the end of the indicated fiscal year, assuming the reinvestment of dividends.

Historical stock price performance is not necessarily indicative of future stock price performance. Total return for the peer group is based on market capitalization, weighted for each year.
Our peer group for the purposes of receiving NEO peer median pay levels and conducting pay practice reviews was approved by the Committee on October 25, 2024, and is further described in the Compensation Discussion and Analysis starting on page 39 of this proxy statement. As reported in our annual report on Form 10-K/A for the year ended December 31, 2025 our peer group is comprised of: ACCO Brands Corporation; Bread Financial Holdings, Inc.; Cimpress plc; CSG Systems International, Inc.; Deluxe Corporation; Diebold Nixdorf, Incorporated (included from 8/14/2023 when it emerged from bankruptcy); E2open Parent Holdings, Inc. (included from 6/15/2020 when it began trading through 8/4/2025 when it was acquired by WiseTech Global Ltd.); HNI Corporation; Matthews International Corporation; McGrath RentCorp; Quad/Graphics, Inc.; Sabre Corporation; TTEC Holdings, Inc.; and Unisys Corporation.

Changed Peer Group, Footnote
(4)
In accordance with SEC rules, this column represents the annual change in the value of a $100 investment in Pitney Bowes Inc. and the indicated peer group from December 31, 2020 to the end of the indicated fiscal year, assuming the reinvestment of dividends.

Historical stock price performance is not necessarily indicative of future stock price performance. Total return for the peer group is based on market capitalization, weighted for each year.
Our peer group for the purposes of receiving NEO peer median pay levels and conducting pay practice reviews was approved by the Committee on October 25, 2024, and is further described in the Compensation Discussion and Analysis starting on page 39 of this proxy statement. As reported in our annual report on Form 10-K/A for the year ended December 31, 2025 our peer group is comprised of: ACCO Brands Corporation; Bread Financial Holdings, Inc.; Cimpress plc; CSG Systems International, Inc.; Deluxe Corporation; Diebold Nixdorf, Incorporated (included from 8/14/2023 when it emerged from bankruptcy); E2open Parent Holdings, Inc. (included from 6/15/2020 when it began trading through 8/4/2025 when it was acquired by WiseTech Global Ltd.); HNI Corporation; Matthews International Corporation; McGrath RentCorp; Quad/Graphics, Inc.; Sabre Corporation; TTEC Holdings, Inc.; and Unisys Corporation.

Adjustment To PEO Compensation, Footnote
Reconciliation of Compensation Actually Paid Adjustments:

Year	Summary Compensation Table Total ($)(a)	(Minus) Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans ($)(b)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($)(c)	(Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(d)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(f)	Plus Fair Value Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(g)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(h)	Minus Fair Value as of Prior Fiscal Year- End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(i)	Equals Compensation Actually Paid ($)
	Kurt Wolf
2025	3,573,306	-	-	3,100,007	2,239,975	0	0	173,807	0	2,887,081
	Lance Rosenzweig
2025	1,079,813	-	-	0	0	0	0	5,870,531	1,057,500	5,892,844
	Other NEOs (Average)(j)
2025	1,739,398	0	0	721,351	276,769	284,131	30,546	129,597	195,998	1,543,092

(a)	Represents Total Compensation as reported in the Summary Compensation Table for 2025. With respect to the “Other NEOs,” amounts shown represent averages.
(b)	Represents the aggregate change in the actuarial present value of the accumulated benefits under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for 2025.
(c)
Represents the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during 2025, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(d)	Represents the grant date fair value of the stock option and stock awards as reported in the Summary Compensation Table for 2025.
(e)
Represents the fair value as of December 31, 2025 of the outstanding and unvested option awards and stock awards granted during 2025, using year-end stock price, and otherwise computed in accordance with FASB ASC Topic 718.

(f)
Represents the change in fair value during 2025 of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of December 31, 2025, using year-end stock price, and otherwise computed in accordance with FASB ASC Topic 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of December 31, 2025.

(g)	Represents the fair value at vesting of the option awards and stock awards that were granted and vested during 2025, computed in accordance with FASB ASC Topic 718.
(h)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during 2025, using the closing stock price on the vesting date for RSUs and PSUs, and otherwise computed in accordance with FASB ASC Topic 718.

(i)
Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in 2025, using year-end stock price, and otherwise computed in accordance with FASB ASC Topic 718.

(j)	See footnote 1 above for the NEOs included in the average for 2025.

Non-PEO NEO Average Total Compensation Amount							$ 1,739,398	$ 2,311,287	$ 1,808,904	$ 1,617,341	$ 1,599,173
Non-PEO NEO Average Compensation Actually Paid Amount							$ 1,543,092	2,334,666	1,840,026	678,613	1,747,398
Adjustment to Non-PEO NEO Compensation Footnote
Reconciliation of Compensation Actually Paid Adjustments:

Year	Summary Compensation Table Total ($)(a)	(Minus) Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans ($)(b)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($)(c)	(Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(d)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(f)	Plus Fair Value Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(g)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(h)	Minus Fair Value as of Prior Fiscal Year- End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(i)	Equals Compensation Actually Paid ($)
	Kurt Wolf
2025	3,573,306	-	-	3,100,007	2,239,975	0	0	173,807	0	2,887,081
	Lance Rosenzweig
2025	1,079,813	-	-	0	0	0	0	5,870,531	1,057,500	5,892,844
	Other NEOs (Average)(j)
2025	1,739,398	0	0	721,351	276,769	284,131	30,546	129,597	195,998	1,543,092

(a)	Represents Total Compensation as reported in the Summary Compensation Table for 2025. With respect to the “Other NEOs,” amounts shown represent averages.
(b)	Represents the aggregate change in the actuarial present value of the accumulated benefits under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for 2025.
(c)
Represents the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during 2025, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(d)	Represents the grant date fair value of the stock option and stock awards as reported in the Summary Compensation Table for 2025.
(e)
Represents the fair value as of December 31, 2025 of the outstanding and unvested option awards and stock awards granted during 2025, using year-end stock price, and otherwise computed in accordance with FASB ASC Topic 718.

(f)
Represents the change in fair value during 2025 of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of December 31, 2025, using year-end stock price, and otherwise computed in accordance with FASB ASC Topic 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of December 31, 2025.

(g)	Represents the fair value at vesting of the option awards and stock awards that were granted and vested during 2025, computed in accordance with FASB ASC Topic 718.
(h)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during 2025, using the closing stock price on the vesting date for RSUs and PSUs, and otherwise computed in accordance with FASB ASC Topic 718.

(i)
Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in 2025, using year-end stock price, and otherwise computed in accordance with FASB ASC Topic 718.

(j)	See footnote 1 above for the NEOs included in the average for 2025.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Performance Measures Used to Link Company Performance and Compensation Actually Paid to the NEOs
Below is a list of performance measures, which in the Company’s assessment represent the most important performance measures used by the Company to link compensation actually paid to the NEOs for 2025. Please see the CD&A for further information regarding how each of these measures is used in the Company’s executive compensation program.
•	Adjusted EBIT
•	Adjusted EPS
•	Adjusted FCF
•	Adjusted Revenue
•	Cumulative TSR
•	Stock Price

Total Shareholder Return Amount							$ 209	139	81	67	110
Peer Group Total Shareholder Return Amount							80	77	75	69	107
Net Income (Loss)							$ 144,697,000	$ (203,597,000)	$ (385,627,000)	$ 36,940,000	$ (1,351,000)
Company Selected Measure Amount							475,441,000	392,690,000	171,595,000	153,780,000	173,689,000
PEO Name	Mr. Dies	Mr. Rosenzweig	Mr. Dies	Mr. Wolf	Mr. Rosenzweig	Mr. Lautenbach				Mr. Lautenbach	Mr. Lautenbach
Measure:: 1
Pay vs Performance Disclosure
Name							Adjusted EBIT
Non-GAAP Measure Description
(5)
Adjusted EBIT is a non-GAAP measure. For a reconciliation and additional information regarding 2025, please see “Reconciliation of Reported Consolidated Results to Adjusted Measures” on page 89 of this Proxy Statement. Adjusted EBIT is the Company selected measure due to the Company’s strategic focus on profitable revenue growth. The Company selected measure may change from year to year.

Measure:: 2
Pay vs Performance Disclosure
Name							Adjusted EPS
Measure:: 3
Pay vs Performance Disclosure
Name							Adjusted FCF
Measure:: 4
Pay vs Performance Disclosure
Name							Adjusted Revenue
Measure:: 5
Pay vs Performance Disclosure
Name							Cumulative TSR
Measure:: 6
Pay vs Performance Disclosure
Name							Stock Price
Kurt Wolf [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							$ 3,573,306
PEO Actually Paid Compensation Amount							2,887,081
Lance Rosenzweig [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							1,079,813	$ 10,465,392
PEO Actually Paid Compensation Amount							5,892,844	8,624,129
Jason Dies [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount								6,311,167	$ 2,712,791
PEO Actually Paid Compensation Amount								$ 5,058,195	2,794,637
Marc Lautenbach [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount									7,266,238	$ 7,023,960	$ 4,913,938
PEO Actually Paid Compensation Amount									$ 4,656,167	$ 777,215	$ 6,871,285
PEO | Kurt Wolf [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Kurt Wolf [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Kurt Wolf [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(3,100,007)
PEO | Kurt Wolf [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							2,239,975
PEO | Kurt Wolf [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Kurt Wolf [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Kurt Wolf [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							173,807
PEO | Kurt Wolf [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Lance Rosenzweig [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Lance Rosenzweig [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Lance Rosenzweig [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Lance Rosenzweig [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Lance Rosenzweig [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Lance Rosenzweig [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Lance Rosenzweig [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							5,870,531
PEO | Lance Rosenzweig [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(1,057,500)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(721,351)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							276,769
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							284,131
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							30,546
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							129,597
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							$ (195,998)